As filed with the U.S. Securities and Exchange Commission

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

777 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

Annual Report

May 31, 2019

AI Powered International Equity ETF

Ticker: AIIQ

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

AI Powered International Equity ETF

AI Powered International Equity ETF

To Our AIIQ Shareholders,

We are pleased with fund performance in light of the ongoing market volatility in 2019. Uncertainty from ongoing China trade war discussions negatively impact our large global holdings across sectors. Developments revolving around Brexit and the new threat of a trade war with Mexico detracted from several consumer cyclical and retail positions which have typically functioned as safe harbors during periods of high volatility.

From a geographical perspective AIIQ’s overweight to Canada stocks bolstered returns as trade war discussions and headline risk away from the country have positively impacted many of the natural resources and mining names in the portfolio. More good news in the portfolio came early in the year from well-timed trades in the pharmaceutical and niche technology industries from names like Ascendis Pharma, and Shopify Inc. Trades detracting from performance included Bayer and DBV Technologies. Both Bayer and DBV Technologies experienced legal headwinds in the increasingly competitive pharmaceutical space.

The EquBot AI platform still predicts additional market volatility for the remainder of 2019 off the back of the ongoing U.S. Government trade war discussions with China, Iran, and Mexico. Again, signals of above average forward volatility will tend to drive higher average cash balances and a higher number of companies in the portfolio. We are however, still encouraged by the system valuation levels indicative of future investment opportunities.

More volatility can lead to more data and more data can lead to better AI predictions. Although there are still a lot of uncertainties in 2019 we can say with the highest conviction that there will be more data this year and that AI is an important tool that can appropriately handle the data load. As a result, we designed our AI powered portfolio vehicle to help ride out these turbulent markets. The engine behind AIIQ continues to evolve through machine learning and we are encouraged to see the increases in volume of data processed and benchmark beating performance since inception. We believe the ability to learn and consume more market data and produce a portfolio in an unbiased manner can serve as competitive advantage to uncover opportunities during these exciting market conditions.

As of 5/31/2019 Performance since inception (6/5/18) for AIIQ NAV is -0.76% and for the benchmark, FTSE Developed All Cap ex USA Index, is -7.85%.

The FTSE Developed All Cap ex USA Index is a market-capitalization weighted index representing the performance of large, mid, and small size companies in developed markets excluding the USA. It is not possible to invest in an index.

Past performance does not guarantee future results.

Must be preceded or accompanied by a prospectus.

For a complete list of Fund holdings please see the schedule of investments in this report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

AI Powered International Equity ETF

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Equbot Model to identify investment opportunities. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

The AI Powered International Equity ETF is distributed by Quasar Distributors LLC, which is not affiliated with EquBot.

AI Powered International Equity ETF

Performance Summary

As of May 31, 2019 (Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on June 5, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Cumulative Returns
(For the Current Fiscal Period)

Since Inception(1)
AI Powered International Equity ETF - NAV	-0.76%
AI Powered International Equity ETF - Market	-0.91%
FTSE Developed All Cap ex USA Index (2)(3)	-7.85%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated June 4, 2018, is 0.79%. For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is June 5, 2018.
(2)

Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent. Such costs would lower performance. It is not possible to invest directly in an index.

(3)	The FTSE Developed All Cap ex USA Index is a market-capitalization weighted index that represents the performance of large, mid and small cap companies in developed markets, excluding the USA.

AI Powered International Equity ETF

Portfolio Allocation

As of May 31, 2019 (Unaudited)

Sector (a)	Percentage of Net Assets
Information Technology	18.9%
Communication Services	13.0%
Materials	12.7%
Health Care	12.5%
Financials	11.2%
Industrials	10.2%
Energy	6.2%
Consumer Discretionary	5.0%
Utilities	4.5%
Consumer Staples	3.9%
Short-Term Investments	1.0%
Other Assets in Excess of Liabilities	0.9%
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

AI Powered International Equity ETF

Schedule of Investments

May 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 98.1%
	Australia — 2.7%
127	Amcor Ltd. - ADR	$5,810
2,333	Australia & New Zealand Banking Group Ltd. - ADR	45,074
1,309	Mesoblast Ltd. - ADR (a)	6,218
4,059	National Australia Bank Ltd. - ADR	37,180
		94,282
	Belgium — 0.9%
275	Galapagos NV - ADR (a)	31,251

	Canada — 34.5%
278	Alimentation Couche-Tard, Inc. - Class B	17,009
1,095	Aphria, Inc. (a)	7,216
1,721	Aurora Cannabis, Inc. (a)	13,062
7,085	Auryn Resources, Inc. (a)	11,194
3,147	B2Gold Corp. (a)	8,528
273	Bank of Montreal	19,823
806	BCE, Inc.	36,294
2,262	Brookfield Asset Management, Inc. - Class A	103,713
2,669	CAE, Inc.	68,033
1,249	Cameco Corp.	12,602
311	Canadian National Railway Co.	27,552
87	Canadian Pacific Railway Ltd.	19,087
28	Constellation Software, Inc.	24,246
1,406	Cronos Group, Inc. (a)	19,797
746	Descartes Systems Group, Inc. (a)	29,915
2,195	Eldorado Gold Corp. (a)	8,165
3,219	Encana Corp.	16,964
1,898	Fortis, Inc.	71,763
3,690	Hudbay Minerals, Inc.	18,081
6,154	IAMGOLD Corp. (a)	15,447
2,492	Kirkland Lake Gold Ltd.	86,000
3,659	MAG Silver Corp. (a)	35,748
407	Metro, Inc.	14,860
1,483	MFC Bancorp Ltd. (a)	18,538
3,869	Mountain Province Diamonds, Inc.	3,830
5,025	New Gold, Inc. (a)	3,251

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	Canada — 34.5% (Continued)
801	Northland Power, Inc.	$14,792
1,168	Nutrien Ltd.	56,929
640	Open Text Corp.	25,421
544	Pan American Silver Corp.	5,913
352	Parkland Fuel Corp.	10,772
1,491	Pembina Pipeline Corp.	53,184
2,136	Pretium Resources, Inc. (a)	18,220
311	Restaurant Brands International, Inc.	20,464
71	Royal Bank of Canada	5,336
4,006	Seabridge Gold, Inc. (a)	48,072
222	Shopify, Inc. - Class A (a)	61,028
667	Sierra Wireless, Inc. (a)	8,037
814	Sun Life Financial, Inc.	31,632
679	TC Energy Corp.	33,054
1,563	Teck Resources Ltd. - Class B	31,745
437	TELUS Corp.	16,121
1,147	The Stars Group, Inc. (a)	18,994
265	Thomson Reuters Corp.	16,878
7,887	Trilogy Metals, Inc. (a)	21,137
2,952	Westport Fuel Systems, Inc. (a)	8,088
506	Zymeworks, Inc. (a)	9,619
		1,226,154
	China — 1.0%
220	CNOOC Ltd. - ADR	35,721

	Denmark — 0.6%
77	Novo Nordisk A/S - ADR	3,634
934	Zealand Pharma A/S - ADR (a)	19,334
		22,968
	Finland — 0.3%
909	Nokia OYJ - ADR	4,590
214	UPM-Kymmene OYJ - ADR	5,359
		9,949

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	France — 1.1%
8,128	Sequans Communications SA - ADR (a)	$7,234
285	TOTAL SA - ADR	14,678
754	Veolia Environnement SA - ADR	17,429
		39,341
	Germany — 4.4%
638	Continental AG - ADR	8,667
2,069	E.ON SE - ADR	21,518
127	Fresenius Medical Care AG & Co KGaA - ADR	4,624
831	Infineon Technologies AG - ADR	14,767
672	SAP SE - ADR	82,710
422	Siemens AG - ADR	23,953
		156,239
	Ireland — 5.7%
368	Accenture PLC - Class A	65,529
334	AerCap Holdings NV (a)	14,970
216	Allegion PLC	20,963
1,110	Amarin Corp PLC - ADR (a)	19,680
382	CRH PLC - ADR	11,976
348	Jazz Pharmaceuticals PLC (a)	43,691
81	Medtronic PLC	7,499
306	Ryanair Holdings PLC - ADR (a)	19,957
		204,265
	Israel — 7.0%
1,048	AudioCodes Ltd.	15,678
4,574	Cellcom Israel Ltd. (a)	17,153
4,515	Check Cap Ltd. (a)	10,430
75	CyberArk Software Ltd. (a)	9,904
221	Elbit Systems Ltd.	31,409
1,919	Intec Pharma Ltd. (a)	9,902
730	Mellanox Technologies Ltd. (a)	80,138
629	Nova Measuring Instruments Ltd. (a)	15,945
1,612	Partner Communications Co. Ltd. - ADR (a)	7,302
1,757	Radware Ltd. (a)	40,973
304	Tower Semiconductor Ltd. (a)	4,530

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	Israel — 7.0% (Continued)
50	Wix.com Ltd. (a)	$6,867
		250,231
	Italy — 0.8%
740	Eni SpA - ADR	22,178
1,048	Telecom Italia SpA - ADR (a)	5,177
		27,355
	Japan — 13.2%
481	Hitachi Ltd. - ADR	32,588
1,743	Internet Initiative Japan, Inc. - ADR	16,559
1,356	LINE Corp. - ADR (a)	39,460
251	Nintendo Co. Ltd. - ADR	11,078
1,915	Nippon Telegraph & Telephone Corp. - ADR	85,447
1,057	ORIX Corp. - ADR	74,475
546	Sony Corp. - ADR	26,208
358	TDK Corp. - ADR	24,255
1,308	Tokio Marine Holdings, Inc. - ADR	64,876
795	Toyota Motor Corp. - ADR	93,476
		468,422
	Luxembourg — 0.5%
315	Ardagh Group SA	4,508
633	Tenaris SA - ADR	14,755
		19,263
	Netherlands — 3.6%
427	Akzo Nobel NV - ADR	11,969
76	Cimpress NV (a)	6,650
1,113	Constellium NV - Class A (a)	9,093
281	Koninklijke Philips NV	11,133
174	NXP Semiconductors NV	15,340
538	ProQR Therapeutics NV (a)	6,526
378	QIAGEN NV (a)	14,394
106	Royal Dutch Shell PLC - ADR - Class A	6,552
307	uniQure NV (a)	18,208
911	Wright Medical Group NV (a)	27,986
		127,851

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	New Zealand — 0.1%
408	Spark New Zealand Ltd. - ADR	$5,084

	Norway — 0.4%
621	Telenor ASA - ADR	12,824

	Portugal — 0.4%
427	EDP - Energias de Portugal SA - ADR	15,521

	Russia — 0.7%
702	Yandex NV - Class A (a)	25,216

	South Korea — 1.5%
1,252	KT Corp. - ADR	15,074
121	POSCO - ADR	6,017
1,400	SK Telecom Co. Ltd. - ADR	32,522
		53,613
	Spain — 1.1%
465	Atlantica Yield PLC	9,974
3,713	Telefonica SA - ADR	29,444
		39,418
	Sweden — 0.5%
723	SKF AB - ADR	11,178
1,124	Svenska Cellulosa AB SCA - ADR	8,441
		19,619
	Switzerland — 5.5%
35	Alcon, Inc. (a)	2,036
562	CRISPR Therapeutics AG (a)	19,990
414	Logitech International SA	14,929
729	Nestle SA - ADR	72,287
176	Novartis AG - ADR	15,073
1,626	Roche Holding AG - ADR	53,464
1,105	STMicroelectronics NV	16,619
		194,398

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	United Kingdom — 5.7%
298	British American Tobacco PLC - ADR	$10,332
425	Coca-Cola European Partners PLC	23,545
220	GlaxoSmithKline PLC - ADR	8,501
712	International Consolidated Airlines Group SA - ADR	8,010
2,091	Kingfisher PLC - ADR	11,208
4,397	Liberty Global PLC - Class C (a)	106,582
198	LivaNova PLC (a)	14,236
226	National Grid PLC - ADR	11,363
498	Tronox Holdings PLC - Class A	4,616
716	Verona Pharma PLC - ADR (a)	4,332
		202,725
	United States — 5.9%
51	Broadcom, Inc.	12,834
110	Eaton Corp PLC	8,194
650	Ingersoll-Rand PLC	76,920
43	KLA-Tencor Corp.	4,432
147	LyondellBasell Industries NV - Class A	10,915
687	Mallinckrodt PLC (a)	5,970
729	Seagate Technology PLC	30,509
535	Stratasys Ltd. (a)	11,722
2,727	Strongbridge Biopharma PLC (a)	7,745
235	Talend SA - ADR (a)	10,960
452	UroGen Pharma Ltd. (a)	15,395
3,965	VBI Vaccines, Inc. (a)	7,613
261	WaVe Life Sciences Ltd. (a)	5,985
		209,194
	TOTAL COMMON STOCKS (Cost $3,620,761)	3,490,904

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

May 31, 2019 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 1.0%
	Money Market Funds — 1.0%
34,634	First American Government Obligations Fund - Class X, 2.31% (b)	$34,634
	TOTAL SHORT-TERM INVESTMENTS (Cost $34,634)	34,634
	TOTAL INVESTMENTS — 99.1% (Cost $3,655,395)	3,525,538
	Other Assets in Excess of Liabilities — 0.9%	31,187
	TOTAL NET ASSETS — 100.0%	$3,556,725

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Annualized seven-day yield as of May 31, 2019.
ADR - American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Assets and Liabilities

May 31, 2019

ASSETS
Investments in Securities, at Value*	$3,525,538
Receivable for Securities Sold	85,127
Dividends and Interest Receivable	12,069
Total Assets	3,622,734

LIABILITIES
Payable for Securities Purchased	63,574
Management Fees Payable	2,435
Total Liabilities	66,009

NET ASSETS	$3,556,725

NET ASSETS CONSIST OF:
Paid-in Capital	$3,742,405
Total Distributable Earnings/(Accumulated Deficit)	(185,680)
Net Assets	$3,556,725

Net Asset Value
Net Assets	$3,556,725
Shares Outstanding (a)	150,000
Net Asset Value, Offering and Redemption Price per Share	$23.71

* Identified Cost:
Investments in Securities	$3,655,395

(a)	No Par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Operations

Period Ended May 31, 2019 (a)

INVESTMENT INCOME
Dividends*	$59,966
Interest	730
Total Investment Income	60,696

EXPENSES
Management Fees	27,261
Total Expenses	27,261
Net Investment Income (Loss)	33,435

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	49,913
Foreign Currency Transactions	(23)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	(129,857)
Foreign Currency Transactions	29
Net Realized and Unrealized Gain (Loss) on Investments	(79,938)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,503)

* Net of foreign withholding tax of	$8,478

(a)	Fund commenced operations on June 5, 2018. The information presented is for the period from June 5, 2018 to May 31, 2019.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Changes in Net Assets

Period Ended May 31, 2019(a)
OPERATIONS
Net Investment Income (Loss)	$33,435
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	49,890
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Transactions	(129,828)
Net Increase (Decrease) in Net Assets Resulting from Operations	(46,503)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	(139,177)
Total Distributions to Shareholders	(139,177)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	3,742,405
Payments for Shares Redeemed	—
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (b)	3,742,405
Net Increase (Decrease) in Net Assets	$3,556,725

NET ASSETS
Beginning of Period	$—
End of Period	$3,556,725

(a)	Fund commenced operations on June 5, 2018. The information presented is for the period from June 5, 2018 to May 31, 2019.
(b)	Summary of capital share transactions is as follows:

Shares
Shares Sold	150,000
Shares Redeemed	—
Net Increase	150,000

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Financial Highlights

For a capital share outstanding throughout the period

	Period Ended May 31, 2019(a)
Net Asset Value, Beginning of Period	$25.00

INCOME GAIN (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)
Total from Investment Operations	(0.37)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	(0.17)
Net Realized Gains	(0.75)
Total Distributions	(0.92)

Net Asset Value, End of Period	$23.71

Total Return	-0.76	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$3,557

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79	%(d)
Net Investment Income (Loss) to Average Net Assets	0.97	%(d)

Portfolio Turnover Rate (e)	127	%(c)

(a)	Fund commenced operations on June 5, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Notes to Financial Statements

May 31, 2019

NOTE 1 – ORGANIZATION

AI Powered International Equity ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on June 5, 2018.

The end of the reporting period for the Fund is May 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal period ended May 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,490,904	$—	$—	$3,490,904
Short-Term Investments	34,634	—	—	34,634
Total Investments in Securities	$3,525,538	$—	$—	$3,525,538

^	See Schedule of Investments for country breakout.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Continued)

basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from a Fund’s investments in Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Continued)

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the current fiscal period, the Fund made no reclassifications.

During the current fiscal period, the Fund realized $0 of net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

K.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Continued)

measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Equbot, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $4,479,698 and $4,658,355 respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations were $3,756,484 and there were none associated with redemptions.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at May 31, 2019 were as follows:

Tax cost of investments	$3,677,964
Gross tax unrealized appreciation	$230,465
Gross tax unrealized depreciation	(382,862)
Total unrealized appreciation (depreciation)	(152,397)
Undistributed ordinary income	31,595
Undistributed long-term capital gains	—
Accumulated gain (loss)	31,595
Other accumulated gain (loss)	(64,878)
Distributable earnings (accumulated deficit)	$(185,680)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and mark-to-market of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2019, the Fund deferred on a tax basis, $64,878 of post-October capital losses and no late-year ordinary losses.

At May 31, 2019, the Fund did not have any capital loss carry forwards.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

May 31, 2019 (Continued)

The tax character of distributions paid by the Fund during the period ended May 31, 2019, was as follows:

Ordinary Income
$139,177

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statement of Changes in Net Assets. There were no variable fees received during the current fiscal period. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

AI Powered International Equity ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of AI Powered International Equity ETF and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of AI Powered International Equity ETF (the “Fund”), a series of ETF Series Solutions, as of May 31, 2019, and the related statements of operations and changes in net assets and the financial highlights for the period June 5, 2018 (commencement of operations) to May 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2019, the results of its operations, the changes in its net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2019, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 29, 2019

AI Powered International Equity ETF

Trustees and Officers

(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	48	Independent Trustee, Managed Portfolio Series (38 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	48	Independent Trustee, Managed Portfolio Series (38 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	48	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	48	None

AI Powered International Equity ETF

TRUSTEES AND OFFICERS

(Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2014); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012-2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aiiqetf.com.

AI Powered International Equity ETF

Expense Example

For the Six-Months Ended May 31, 2019 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 - May 31, 2019).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During the Period (a)
Actual	$ 1,000.00	$ 1,057.40	$4.05
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,020.99	$3.98

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 182/365 (to reflect the one half-year period).

AI Powered International Equity ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal period ended May 31, 2019, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 37.24%.

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the period ended May 31, 2019 was 0.45%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 81.28%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.aiiqetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aiiqetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its daily net asset value (NAV) is available, without charge, on the Fund’s website at www.aiiqetf.com.

(This Page Intentionally Left Blank.)

Adviser

EquBot Inc.
450 Townsend Street
San Francisco, California 94107

Sub-Adviser

Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

AI Powered International Equity ETF

Symbol – AIIQ
CUSIP – 26922A461

 Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2019
Audit Fees	$15,000
Audit-Related Fees	$0
Tax Fees	$3,000
All Other Fees	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 5/31/2019
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2019
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/30/19

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	7/30/19

*	Print the name and title of each signing officer under his or her signature.